SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 7 - SEGMENT INFORMATION

a.	Segment Activities Disclosure:

TAT operates under four segments: (i) OEM of heat transfer solutions and aviation accessories mainly through its Kiryat Gat facility; (ii) MRO services for heat transfer components and OEM of heat transfer solutions through its Limco subsidiary; (iii) MRO services for aviation components (mainly APU and LG) through its Piedmont subsidiary; and (iv) Overhaul and coating of jet engine components through its Turbochrome subsidiary.

◾
OEM of heat transfer solutions and aviation accessories primarily include the design, development and manufacture of (i) broad range of heat transfer solutions, such as pre-coolers heat exchangers and oil/fuel hydraulic heat exchangers, used in mechanical and electronic systems on board of commercial, military and business aircraft; (ii) environmental control and power electronics cooling systems installed on board aircraft in and ground applications; and (iii) a variety of other mechanical aircraft accessories and systems such as pumps, valves, and turbine power units.

◾
MRO Services for heat transfer components and OEM of heat transfer solutions primarily include the MRO of heat transfer components and to a lesser extent, the manufacturing of certain heat transfer solutions. TAT’s Limco subsidiary operates an FAA-certified repair station, which provides heat transfer MRO services for airlines, air cargo carriers, maintenance service centers and the military.

◾
MRO services for aviation components include the MRO of APUs, landing gears and other aircraft components, as well as APU lease activity. TAT’s Piedmont subsidiary operates an FAA-certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

◾
TAT’s activities in the area of overhaul and coating of jet engine components includes the overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes and afterburner flaps.

The Group’s chief operating decision-maker ("CODM") is the CEO of the Company. The CODM evaluate segment performance and allocate the Company’s resources, the CODM uses segment measures of revenue, gross profit, operating income and total assets. The CODM reviews budget-to-actual variances of both profit measures on a monthly basis when making decisions about allocation of the Company’s resources to the segments.

b.	Segments statement operations disclosure:

The following financial information is the information that CODM uses for analyzing the segment results. The following financial information is a summary of the operating income of each operational segment:

	Six Months Ended June 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$19,694	$22,820	$38,294	$4,438	$-	$85,246
Revenues - internal	390	845	-	-	(1,235)	-

Cost of revenues	13,887	16,962	32,745	2,191	(1,318)	64,467
Gross profit	6,197	6,703	5,549	2,247	83	20,779

Research and development	320	312	-	(68)	-	564
Selling and marketing	903	1,136	1,797	277	-	4,113
General and administrative	2,480	1,739	2,958	320	-	7,497
Operating income	$2,494	$3,516	$794	$1,718	$83	8,605

Financial expenses, net						(1,158)
Income before taxes						$7,447

	Six Months Ended June 30, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated
Revenues - external	$18,382	$19,459	$29,163	$3,609	$-	$70,613
Revenues - internal	507	1,499	-	-	(2,006)	-

Cost of revenues	12,275	17,632	25,396	2,186	(1,926)	55,563
Gross profit	6,614	3,326	3,767	1,423	(80)	15,050

Research and development	206	155	227	32	-	620
Selling and marketing	1,124	964	1,377	188	-	3,653
General and administrative	2,004	1,673	2,289	259	-	6,225
Other segment expenses (income)	-	(2)	(388)	-		(390)
Operating income	$3,280	$536	$262	$944	$(80)	4,942

Financial expenses, net						(756)
Income before taxes						$4,186

The following financial information is the information that CODM uses for analyzing the segment results. The following financial information is a summary of the operating income of each operational segment:

	Three Months Ended June 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$9,608	$11,248	$19,996	$2,252	$-	$43,104
Revenues - internal	53	277	-	-	(330)	-

Cost of revenues	6,714	8,139	16,700	1,083	(357)	32,279
Gross profit	2,947	3,386	3,296	1,169	27	10,825

Research and development	171	172	-	(103)	-	240
Selling and marketing	452	582	1,009	142	-	2,185
General and administrative	1,403	944	1,455	163	-	3,965
Operating income	$921	$1,688	$832	$967	$27	4,435

Financial expenses, net						(1,100)
Income before taxes						$3,335

	Three Months Ended June 30, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated
Revenues - external	$9,367	$10,220	$15,191	$1,747	$-	$36,525
Revenues - internal	222	728			(950)

Cost of revenues	5,936	9,497	12,832	1,101	(825)	28,541
Gross profit	3,653	1,451	2,359	646	(125)	7,984

Research and development	96	91	128	28	-	343
Selling and marketing	470	590	813	120	-	1993
General and administrative	968	757	1,127	64	-	2,916
Other segment expenses (income)	(2)	-	-	-		(2)
Operating income	$2,121	$13	$291	$434	$(125)	2,734

Financial expenses, net						(307)
Income before taxes						$2,427

c.	The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Six Months Ended June 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$73,499	$43,516	$87,423	$11,033	$(1,836)	$213,635
Depreciation and amortization	408	543	1,466	175	(79)	2,513
Expenditure for segment assets	1,502	332	4,167	164	-	6,165

	Year Ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$33,726	$40,698	$80,014	$10,182	$(1,258)	$163,362
Depreciation and amortization	642	1,040	3,412	388	(27)	5,455
Expenditure for segment assets	1,972	1,124	1,347	683	-	5,126